Financial Instruments and Risk Management - Contractual undiscounted outflows (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount	$ 6,737	$ 3,873
Contractual cash flow	8,203	3,873
Less than one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flow	3,412	3,873
1-5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flow	1,992
Greater than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flow	2,799
Loan From Lessor
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount	1,170
Contractual cash flow	1,458
Loan From Lessor | Less than one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flow	192
Loan From Lessor | 1-5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flow	769
Loan From Lessor | Greater than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flow	497
Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount	2,520	20
Contractual cash flow	3,698	20
Lease liabilities | Less than one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flow	326	20
Lease liabilities | 1-5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flow	1,223
Lease liabilities | Greater than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flow	2,149
Trade payables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount	2,848	3,673
Contractual cash flow	2,848	3,673
Trade payables | Less than one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flow	2,848	3,673
Provision
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount	153
Contractual cash flow	153
Provision | Greater than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flow	153
Other payables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount	46	180
Contractual cash flow	46	180
Other payables | Less than one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flow	$ 46	$ 180